Shareholder Report, Line Graph (Details) 196057_RMB Small Cap Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 228,209	$ 198,288	$ 167,292	$ 222,467	$ 178,859	$ 152,104	$ 119,327	$ 125,562	$ 113,703	$ 100,000	$ 228,158
Russell 3000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index Total Return
Accumulated Value	324,483	262,086	208,076	257,542	204,949	169,537	129,399	136,557	112,735	100,000	$ 380,117
Russell 2000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Index Total Return
Accumulated Value	$ 222,032	$ 199,065	$ 170,244	$ 213,973	$ 186,356	$ 155,348	$ 123,758	$ 139,076	$ 121,308	$ 100,000	$ 250,468